Trade and other receivables, net - Schedule of receivables, net (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	$ 1,040	$ 1,059
Related party receivables (refer to note 20)	13	8
Other receivables	68	69
Total current trade and other receivables, net	1,121	1,136
Other receivables	20	23
Total non-current receivables	348	352
Cost
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	1,046	1,067
Accumulated impairment losses
Trade Receivables [Line Items]
Total trade receivables, net of provision for impairment	(6)	(8)
Balances and transactions with Rank Group Limited
Trade Receivables [Line Items]
Related party receivables (refer to note 20)	$ 328	$ 329